SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of revenues and long lived assets by region
	Year ended December 31,
	2020	2021	2022
Revenues:

North America (*)	$38,165	$47,505	$67,108
Europe	44,832	47,382	42,909
Africa	23,497	23,165	19,324
Asia-Pacific and Middle East	47,677	32,008	32,970
India	62,047	86,088	80,957
Latin America	46,663	54,618	51,905

	$262,881	$290,766	$295,173

(*) As of December 31, 2022, 2021 and 2020 87%, 72% and 79% represents revenues in the United States.

Long-lived assets, net:	December 31,
	2021	2022

Israel	$42,192	$41,076
Others	7,424	6,342
Total long-lived assets, net (*)	$49,616	$47,418

(*) Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets